Schedule of weighted average lease terms and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating leases, weighted-average remaining lease term	24 months	2 months	21 months
Operating leases, weighted-average discount rate	3.00%	4.00%	4.00%